MD&A - Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of MDA Capital Management [Line Items]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million	31.12.18	31.12.17
Total IFRS equity	53,103	52,554
Equity attributable to non-controlling interests	(176)	(59)
Defined benefit plans, net of tax	0	0
Deferred tax assets recognized for tax loss carry-forwards	(6,107)	(5,947)
Deferred tax assets on temporary differences, excess over threshold	(586)	(879)
Goodwill, net of tax[1]	(6,514)	(6,646)
Intangible assets, net of tax	(251)	(220)
Compensation-related components (not recognized in net profit)	(1,652)	(1,662)
Expected losses on advanced internal ratings-based portfolio less provisions[2]	(368)	(650)
Unrealized (gains) / losses from cash flow hedges, net of tax	(109)	(360)
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values	(397)	136
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(4)	(198)[3]
Prudential valuation adjustments	(120)	(61)
Accruals for proposed dividends to shareholders	(2,648)	(2,501)
Other	(52)	8
Total common equity tier 1 capital	34,119	33,516
1 Includes goodwill related to significant investments in financial institutions of USD 176 million (31 December 2017: USD 359 million) presented on the balance sheet line “Investments in associates.” 2 From 1 January 2018, provisions have been calculated in accordance with IFRS 9. Provisions in prior periods have been calculated in accordance with International Accounting Standard (IAS) 39. 3 As of 31 December 2017 related to equity and debt instruments available for sale.

UBS AG
Disclosure Of MDA Capital Management [Line Items]
Disclosure of reconciliation IFRS equity to Swiss SRB CET1 capital [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital (UBS Group AG vs UBS AG consolidated)
	As of 31.12.18
USD million	UBS Group AG(consolidated)	UBS AG(consolidated)	Differences
Total IFRS equity	53,103	52,432	671
Equity attributable to preferred noteholders and non-controlling interests	(176)	(176)	1
Defined benefit plans	0	0	0
Deferred tax assets recognized for tax loss carry-forwards	(6,107)	(6,107)	0
Deferred tax assets on temporary differences, excess over threshold	(586)	(506)	(80)
Goodwill, net of tax	(6,514)	(6,514)	0
Intangible assets, net of tax	(251)	(251)	0
Compensation-related components (not recognized in net profit)	(1,652)		(1,652)
Expected losses on advanced internal ratings-based portfolio less provisions	(368)	(367)	(1)
Unrealized (gains) / losses from cash flow hedges, net of tax	(109)	(109)	0
Unrealized own credit related to financial liabilities designated at fair value, net of tax, and replacement values	(397)	(397)	0
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(4)	(4)	0
Prudential valuation adjustments	(120)	(120)	0
Accruals for proposed dividends to shareholders	(2,648)	(3,250)	602
Other	(52)	(22)	(30)
Total common equity tier 1 capital	34,119	34,608	(489)